Subsequent Events (Details Textual) - Shareholders approved [Member] - $ / shares	Sep. 03, 2020	Jul. 02, 2020
Statement Line Items [Line Items]
Shares, issued		47,646,000
Par, share value		$ 0.0328
Expiring, years	5 years